PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,588,764	$ 1,046,896
Plant | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Plant | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Headends and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Headends and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Installation costs | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Installation costs | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Acquisition and development of internal use software
Property, Plant and Equipment [Line Items]
Property, plant and equipment capitalized	$ 151,646	$ 75,804